Marketable Securities (Held-To-Maturity Securities) (Details) - USD ($) $ in Thousands		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Schedule of Held-to-maturity Securities [Line Items]
Amortized cost basis		$ 27,881	[1]	$ 24,764	[1]	$ 19,321
Gross unrealized holding gains		10		0
Gross unrealized holding (losses)		(232)		(679)
Aggregate fair value	[2]	27,659		24,085
Accrued interest on securities		182		188
Current [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized cost basis	[1]	20,990		8,022
Gross unrealized holding gains		0		0
Gross unrealized holding (losses)		(171)		(121)
Aggregate fair value	[2]	20,819		7,901
Non Current [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized cost basis	[1]	6,891		16,742
Gross unrealized holding gains		10		0
Gross unrealized holding (losses)		(61)		(558)
Aggregate fair value	[2]	$ 6,840		$ 16,184

[1]	Including accrued interest in the amount of US$ 188 thousand and US$ 182 thousand as of December 31, 2023 and 2024, respectively.
[2]	Fair value is being determined using Level 2 inputs.